Deposits (Tables)	12 Months Ended
Dec. 31, 2017
Deposits [Abstract]
Schedule of components of deposits
	2017	2016
	(In Thousands)

Non-interest bearing	$8,385	$8,423
NOW accounts	31,807	29,725
Regular savings, tax escrow and demand clubs	25,413	26,655
Money market	37,772	30,123
Individual retirement accounts	7,069	6,975
Certificates of deposit	106,245	81,033

	$216,691	$182,934

Schedule of individual retirement accounts and certificates of deposit have scheduled maturities
As of December 31, 2017, individual retirement accounts and certificates of deposit have scheduled maturities as follows (in thousands):

2018	$55,737
2019	31,514
2020	20,067
2021	4,136
2022	1,860

$113,314

Schedule of interest expense on deposits
	2017	2016
	(In Thousands)

NOW accounts	$89	$74
Regular savings and demand clubs	103	102
Money market	284	100
Individual retirement accounts	75	64
Certificates of deposit	1,260	1,096

	$1,811	$1,436